Employee Benefits (Post-Employment) - Summary of Employee Benefits (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 21,830	$ 22,297
Current	844	820
Non-current	20,986	21,477
Total	21,830	22,297
Petros Pension Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	10,728	10,752
Total	10,728	10,752
Petros 2 Pension Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	260	293
Total	260	293
AMS Medical Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	10,802	11,214
Total	10,802	11,214
Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	40	38
Total	$ 40	$ 38